Consolidated Statements of Shareholders Equity (USD $) In Thousands	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Opening Balance at Jun. 30, 2009	$ 0	$ 4	$ 12,481	$ (12,554)	$ (69)
Net Loss				(9)	(9)
Employee stock options - share based compensation					0
Stock issued for Loyalize acquisition					0
Capital related to corporate jet					0
Interest income on notes receivable from shareholders					0
Restricted Stock Issued for Services					0
Ending Balance at Jun. 30, 2010	0	4	12,481	(12,563)	(78)
Net Loss				(19,908)	(19,908)
Employee stock options - share based compensation					0
Capital related to corporate jet					1,276
Issuance of Common Stock		135	13,973		14,108
Notes Receivable from Shareholders			(3,419)		(3,419)
Warrants Issued for Services			2,529		2,529
Exercise of Warrants		0	80		80
Restricted Stock Issued for Services			10,772		10,772
Ending Balance at Jun. 30, 2011	0	139	36,416	(32,471)	4,084
Net Loss				(50,559)	(50,559)
Private placement of common stock and warrants for cash		14	33,399		33,413
Compensation charge for fair value of common stock and warrants issued to Sillerman in connection with private placement			19,456		19,456
Employee stock options - share based compensation			3,412		3,412
Stock issued for Watchpoints acquisition			1,600		1,600
Stock issued for Loyalize acquisition			1,719		1,719
Capital related to corporate jet			336		336
Notes Receivable from Shareholders			4		4
Interest income on notes receivable from shareholders			(70)		(70)
Restricted Stock Issued for Services			16,972		16,972
Ending Balance at Dec. 31, 2011	$ 0	$ 153	$ 113,244	$ (83,030)	$ 30,367